Equity Dividends per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock
Class of Stock [Line Items]
Common Stock, Dividends (in USD per share)	$ 4.20	$ 3.40	$ 2.60
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Dividends (in USD per share)	1.80	1.80	1.80
Series O Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Dividends (in USD per share)	6,750	6,750	6,750
Series P Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Dividends (in USD per share)	6,125	6,125	6,125
Series Q Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Dividends (in USD per share)	5,375	5,375	5,375
Series R Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Dividends (in USD per share)	4,850	4,850	4,850
Series S Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Dividends (in USD per share)	$ 5,000	$ 5,000	$ 5,000